Phaeacian Accent International Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2021 (Unaudited)
COMMON STOCKS – 84.3%	Shares	Fair Value
IT SERVICES – 16.6%
Adyen N.V. (Netherlands) (a),(b)	3,080	$8,105,460
Capgemini SE (France)	30,829	7,563,795
Edenred (France)	307,545	14,205,179
Fidelity National Information Services Inc. (United States)	107,307	11,712,559
Nexi SpA (Italy) (a),(b)	898,202	14,233,267
Worldline S.A. (France) (a),(b)	213,802	11,929,699
		$67,749,959
CONSTRUCTION MATERIALS – 5.1%
CRH PLC (Ireland)	137,303	$7,271,982
Holcim Ltd. (Switzerland) (a)	269,402	13,701,536
		$20,973,518
COMMERCIAL SERVICES & SUPPLIES – 4.9%
Clipper Logistics PLC (United Kingdom)	972,765	$9,559,142
ISS A/S (Denmark) (a)	548,873	10,407,060
		$19,966,202
FOOD PRODUCTS – 4.8%
Danone S.A. (France)	133,916	$8,322,975
JDE Peet's N.V. (Netherlands)	372,222	11,484,296
		$19,807,271
PROFESSIONAL SERVICES – 4.6%
Pagegroup PLC (United Kingdom)	1,057,695	$9,069,460
SaraminHR Co. Ltd. (South Korea)	274,329	9,569,751
		$18,639,211
AEROSPACE & DEFENSE – 4.4%
Babcock International Group PLC (United Kingdom) (a)	1,739,926	$7,503,275
Safran S.A. (France)	86,323	10,580,689
		$18,083,964
HEALTH CARE SUPPLIES – 4.3%
Alcon Inc. (Switzerland)	60,342	$5,322,489
Koninklijke Philips N.V. (Netherlands)	329,668	12,297,590
		$17,620,079
MARINE – 3.8%
Kuehne + Nagel International A.G. (Switzerland)	48,311	$15,558,913

Phaeacian Accent International Value Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
MACHINERY – 3.3%
SKF AB (Sweden)	565,003	$13,362,167
ENTERTAINMENT – 3.0%
Ubisoft Entertainment S.A. (France) (a)	254,692	$12,488,872
SPECIALTY RETAIL – 2.7%
Industria de Diseno Textil S.A. (Spain)	339,831	$10,959,566
COMMUNICATIONS EQUIPMENT – 2.5%
Telefonaktiebolaget LM Ericsson (Sweden)	944,682	$10,394,373
ELECTRICAL EQUIPMENT – 2.5%
Sensata Technologies Holding PLC (United States) (a)	166,495	$10,271,077
AUTOMOBILES – 2.5%
Stellantis N.V. (United States)	541,805	$10,228,517
DIVERSIFIED CONSUMER SERVICES – 2.5%
MegaStudyEdu Co. Ltd. (South Korea)	146,074	$10,119,362
INTERACTIVE MEDIA & SERVICES – 2.2%
NAVER Corp. (South Korea)	27,941	$8,869,072
CAPITAL MARKETS – 2.1%
Care Ratings Ltd. (India)	1,045,867	$8,712,551
FOOD & STAPLES RETAILING – 2.1%
Empire Co. Ltd. (Canada)	279,859	$8,526,634
APPLICATION SOFTWARE – 1.9%
Napster Group PLC (United Kingdom) (a)	33,241,049	$337,450
SAP SE (Germany)	53,512	7,531,255
		$7,868,705
INSURANCE – 1.9%
RenaissanceRe Holdings Ltd. (United States)	46,242	$7,830,158

Phaeacian Accent International Value Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
SEMICONDUCTOR MANUFACTURING – 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (c)	61,738	$7,427,699
HOUSEHOLD DURABLES – 1.3%
Sony Group Corp. (Japan)	41,583	$5,251,029
TRADING COMPANIES & DISTRIBUTORS – 1.3%
Electrocomponents PLC (United Kingdom)	315,299	$5,146,882
MEDIA – 1.2%
Stroeer SE & Co. KGaA (Germany)	60,080	$4,740,110
BEVERAGES – 1.0%
Heineken Holding N.V. (Netherlands)	43,038	$3,976,250
TOTAL COMMON STOCKS–84.3% (Cost $332,186,680)		$344,572,141
TOTAL INVESTMENTS–84.3% (Cost $332,186,680)		$344,572,141
Other Assets and Liabilities, net – 15.7%		$64,169,249
NET ASSETS–100.0%		$408,741,390

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.

Phaeacian Global Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2021 (Unaudited)
COMMON STOCKS – 99.9%	Shares	Fair Value
IT SERVICES – 16.7%
Adyen N.V. (Netherlands) (a),(b)	1,391	$3,660,615
Capgemini SE (France)	12,768	3,132,587
Edenred (France)	114,814	5,303,138
Euronet Worldwide Inc. (United States) (a)	10,500	1,251,285
Fidelity National Information Services Inc. (United States)	45,320	4,946,678
Nexi SpA (Italy) (a),(b)	335,284	5,313,044
Worldline S.A. (France) (a),(b)	92,375	5,154,330
		$28,761,677
APPLICATION SOFTWARE – 7.0%
Microsoft Corp. (United States)	15,922	$5,354,887
Oracle Corp. (United States)	43,371	3,782,385
SAP SE (Germany)	20,765	2,922,457
		$12,059,729
AEROSPACE & DEFENSE – 5.8%
Babcock International Group PLC (United Kingdom) (a)	585,961	$2,526,904
General Dynamics Corp. (United States)	10,591	2,207,906
Safran S.A. (France)	42,462	5,204,606
		$9,939,416
INTERACTIVE MEDIA & SERVICES – 5.1%
Alphabet Inc. (United States) (a)	1,760	$5,092,718
NAVER Corp. (South Korea)	11,451	3,634,793
		$8,727,511
PROFESSIONAL SERVICES – 5.0%
Dun & Bradstreet Holdings Inc. (United States) (a)	236,714	$4,850,270
Pagegroup PLC (United Kingdom)	435,666	3,735,723
		$8,585,993
CONSTRUCTION MATERIALS – 4.8%
CRH PLC (Ireland)	58,912	$3,120,158
Holcim Ltd. (Switzerland) (a)	102,022	5,188,744
		$8,308,902
FOOD PRODUCTS – 4.8%
Danone S.A. (France)	59,346	$3,688,396
JDE Peet's N.V. (Netherlands)	147,829	4,561,020
		$8,249,416
COMMERCIAL SERVICES & SUPPLIES – 4.7%
ISS A/S (Denmark) (a)	244,136	$4,629,009

Phaeacian Global Value Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
S-1 Corp. (South Korea)	57,212	$3,559,960
		$8,188,969
HEALTH CARE SUPPLIES – 4.3%
Alcon Inc. (Switzerland)	25,798	$2,275,522
Koninklijke Philips N.V. (Netherlands)	139,985	5,221,854
		$7,497,376
SPECIALTY RETAIL – 4.3%
Industria de Diseno Textil S.A. (Spain)	139,374	$4,494,818
O'Reilly Automotive Inc. (United States) (a)	4,221	2,980,997
		$7,475,815
MARINE – 3.0%
Kuehne + Nagel International A.G. (Switzerland)	16,047	$5,168,054
ELECTRICAL EQUIPMENT – 3.0%
Sensata Technologies Holding PLC (United States) (a)	83,217	$5,133,657
MACHINERY – 3.0%
SKF AB (Sweden)	216,607	$5,122,697
ENTERTAINMENT – 2.9%
Ubisoft Entertainment S.A. (France) (a)	100,622	$4,934,019
SEMICONDUCTOR MANUFACTURING – 2.8%
ASML Holding N.V. (Netherlands)	2,411	$1,939,838
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (c)	24,700	2,971,657
		$4,911,495
AUTOMOBILES – 2.8%
Stellantis N.V. (United States)	257,329	$4,858,010
COMMUNICATIONS EQUIPMENT – 2.5%
Telefonaktiebolaget LM Ericsson (Sweden)	391,306	$4,305,556
MULTILINE RETAIL – 2.4%
Dollar General Corp. (United States)	17,882	$4,217,112

Phaeacian Global Value Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES – 2.3%
Laboratory Corp. of America Holdings (United States) (a)	12,792	$4,019,374
PERSONAL PRODUCTS – 2.3%
Shiseido Co. Ltd. (Japan)	72,000	$4,016,629
INSURANCE – 2.1%
RenaissanceRe Holdings Ltd. (United States)	21,294	$3,605,713
FOOD & STAPLES RETAILING – 2.0%
Empire Co. Ltd. (Canada)	115,850	$3,529,672
HOUSEHOLD DURABLES – 1.6%
Sony Group Corp. (Japan)	22,376	$2,825,602
TRADING COMPANIES & DISTRIBUTORS – 1.5%
Electrocomponents PLC (United Kingdom)	153,911	$2,512,415
MEDIA – 1.1%
Stroeer SE & Co. KGaA (Germany)	23,470	$1,851,704
BEVERAGES – 1.1%
Heineken Holding N.V. (Netherlands)	19,655	$1,815,911

Phaeacian Global Value Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
TEXTILES, APPAREL & LUXURY GOODS – 1.0%
EssilorLuxottica S.A. (France)	8,298	$1,768,907
TOTAL COMMON STOCKS–99.9% (Cost $149,549,611)		$172,391,331
TOTAL INVESTMENTS–99.9% (Cost $149,549,611)		$172,391,331
Other Assets and Liabilities, net – 0.1%		$213,657
NET ASSETS–100.0%		$172,604,988

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.